Income taxes (Provision for income taxes by tax jurisdiction) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Tax Disclosure [Line Items]
Deferred tax expense (benefit)	$ 160,148	$ 179,524	$ 105,979
Deferred tax (benefit) expense related to a (decrease) increase in changes in valuation allowance of deferred tax assets	(12,560)	(22,503)	55,361
Current tax (benefit) expense	(3,509)	7,697	12,156
Provision for income taxes	144,079	164,718	173,496
Ireland
Income Tax Disclosure [Line Items]
Deferred tax expense (benefit)	140,621	144,532	141,364
Deferred tax (benefit) expense related to a (decrease) increase in changes in valuation allowance of deferred tax assets	368	1,366	1,562
Current tax (benefit) expense	(27)	5,606	4,730
United States
Income Tax Disclosure [Line Items]
Deferred tax expense (benefit)	6,510	56,650	(41,163)
Deferred tax (benefit) expense related to a (decrease) increase in changes in valuation allowance of deferred tax assets	(2,838)	(29,147)	54,056
Current tax (benefit) expense	(3,691)	(1,659)	3,166
The Netherlands
Income Tax Disclosure [Line Items]
Deferred tax expense (benefit)	4,136	(7,470)	(8,346)
Deferred tax (benefit) expense related to a (decrease) increase in changes in valuation allowance of deferred tax assets	(2,302)	(8,518)	12,843
Current tax (benefit) expense	(307)	717	1,164
Other
Income Tax Disclosure [Line Items]
Deferred tax expense (benefit)	8,881	(14,188)	14,124
Deferred tax (benefit) expense related to a (decrease) increase in changes in valuation allowance of deferred tax assets	(7,788)	13,796	(13,100)
Current tax (benefit) expense	$ 516	$ 3,033	$ 3,096